Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
CIK	dei_EntityCentralIndexKey	0001099692
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 13, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2021
Prospectus Date	rr_ProspectusDate	Dec. 14, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A